UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Miura Global Management, LLC

Address:  101 Park Avenue - 21st Floor
          New York, New York 10178


13F File Number: 028-12333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Priest
Title:  Chief Operating Officer
Phone:  (212) 984-8822


Signature, Place and Date of Signing:

/s/ Michael Priest             New York, New York             February 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total: $ 741,495
                                         (thousands)


List of Other Included Managers:  NONE





















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                                                     FORM 13F INFORMATION TABLE




COLUMN 1                         COLUMN 2         COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6   COLUMN 7      COLUMN 8

                                  TITLE                       VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS            CUSIP     (X1000)  PRN AMT  PRN CALL  DISCRETION  MANGRS    SOLE     SHARED NONE
ALLERGAN INC                    COM               018490102     4,587     50,000 SH        SOLE        N/A        50,000  0      0
AMARIN CORP PLC                 SPONS ADR NEW     023111206    14,967  1,850,000 SH        SOLE        N/A     1,850,000  0      0
AMERICAN GREETINGS CORP         CL A              026375105    11,063    655,000 SH        SOLE        N/A       655,000  0      0
APPLE INC                       COM               037833100    38,316     72,000 SH        SOLE        N/A        72,000  0      0
CHARTER COMMUNICATIONS INC D    CL A NEW          16117M305    34,308    450,000 SH        SOLE        N/A       450,000  0      0
CITRIX SYS INC                  COM               177376100    32,810    500,000 SH        SOLE        N/A       500,000  0      0
COLFAX CORP                     COM               194014106    20,175    500,000 SH        SOLE        N/A       500,000  0      0
DONNELLEY R R & SONS CO         COM               257867101     1,214    135,000 SH        SOLE        N/A       135,000  0      0
EBAY INC                        COM               278642103    50,998  1,000,000 SH        SOLE        N/A     1,000,000  0      0
ELAN PLC                        ADR               284131208     9,700    950,000 SH        SOLE        N/A       950,000  0      0
EXPRESS SCRIPTS HLDG CO         COM               30219G108    25,650    475,000 SH        SOLE        N/A       475,000  0      0
FACEBOOK INC                    CL A              30303M102    23,958    900,000 SH        SOLE        N/A       900,000  0      0
FIVE BELOW INC                  COM               33829M101    17,718    553,000 SH        SOLE        N/A       553,000  0      0
FRESH MKT INC                   COM               35804H106    42,319    880,000 SH        SOLE        N/A       880,000  0      0
GAMESTOP CORP NEW               CL A              36467W109     6,265    249,700 SH        SOLE        N/A       249,700  0      0
GRIFOLS S A                     SP ADR REP B NVT  398438408    32,672  1,260,000 SH        SOLE        N/A     1,260,000  0      0
GROUPON INC                     COM CL A          399473107    17,496  3,600,000 SH        SOLE        N/A     3,600,000  0      0
HEWLETT PACKARD CO              COM               428236103     8,550    600,000 SH        SOLE        N/A       600,000  0      0
ILLUMINA INC                    COM               452327109    15,621    281,000 SH        SOLE        N/A       281,000  0      0
INTUITIVE SURGICAL INC          COM NEW           46120E602    19,615     40,000 SH        SOLE        N/A        40,000  0      0
LIBERTY GLOBAL INC              COM SER A         530555101    32,110    510,000 SH        SOLE        N/A       510,000  0      0
LIBERTY GLOBAL INC              COM SER C         530555309     8,225    140,000 SH        SOLE        N/A       140,000  0      0
LIBERTY MEDIA CORP              LIB CAP COM A     530322106    33,063    285,000 SH        SOLE        N/A       285,000  0      0
MASTERCARD INC                  CL A              57636Q104    17,195     35,000 SH        SOLE        N/A        35,000  0      0
MILLENNIAL MEDIA INC            COM               60040N105     2,193    175,000 SH        SOLE        N/A       175,000  0      0
PITNEY BOWES INC                COM               724479100     4,256    400,000 SH        SOLE        N/A       400,000  0      0
PRICELINE COM INC               COM NEW           741503403    34,121     55,000 SH        SOLE        N/A        55,000  0      0
QUAD / GRAPHICS INC             COM CL A          747301109     2,691    132,000 SH        SOLE        N/A       132,000  0      0
RADIOSHACK CORP                 COM               750438103       954    450,000 SH        SOLE        N/A       450,000  0      0
RESTORATION HARDWARE HLDGS INC  COM               761283100    27,827    825,000 SH        SOLE        N/A       825,000  0      0
SIRIUS XM RADIO INC             COM               82967N108    15,462  5,350,000 SH        SOLE        N/A     5,350,000  0      0
ULTA SALON COSMETICS & FRAG I   COM               90384S303   131,374  1,337,000 SH        SOLE        N/A     1,337,000  0      0
VALASSIS COMMUNICATIONS INC     COM               918866104     4,022    156,000 SH        SOLE        N/A       156,000  0      0


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